Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Inventories	$ 49,062,086	$ 45,329,434
Prime Coil Inventory [Member]
Raw materials	26,240,439	14,185,858
Non-standard Coil Inventory [Member]
Raw materials	2,078,008	2,971,324
Tubular Inventory [Member]
Raw materials	4,418,750	6,734,076
Finished goods	$ 16,324,889	$ 21,438,176